Financial and capital risk management - Embedded derivatives in contracts (Details 7) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fixed Price Sales Protection Nickel Forwards Bought [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	2,580	766
Average strike per ton	20,842
Fair value of liabilities		$ 7
Financial settlement inflows outflows	$ 3
Value at risk	3
Hedge Program For Products Acquisition For Resale Nickel Forwards Sold [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument		384
Fair value of liabilities		$ (1)
Financial settlement inflows outflows	2
Nickel Forwards [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities		$ 6
Financial settlement inflows outflows	5
Value at risk	$ 3
Embedded Call Options Sold [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	746,667	746,667
Average strike per ton	233
Fair value of liabilities	$ (3)	$ (5)
Value at risk	2
Embedded Call Options Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(3)
Call Options [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(3)	$ (5)
Value at risk	2
Call Options [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (3)